Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 117,288	$ 6,226	$ 4,551
Additions	52,349	108,925	1,690
Reversal of allowance for doubtful accounts	(61,994)	(835)	(156)
Amount written-off against allowance	(1,113)	0	0
Transfer to assets classified as held for sale	(14,655)	0	0
Foreign currency exchange rate effect	197	2,972	141
Ending balance	$ 92,072	$ 117,288	$ 6,226